Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended				0 Months Ended
	Jun. 28, 2013	May 28, 2013	Nov. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Stock Unit Awards [Member]	Mar. 31, 2014 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 2013 Plan [Member]	Oct. 04, 2013 2013 Plan [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member]	Jan. 14, 2011 Predecessor [Member]
Stockholders Equity [Line Items]
Total unrecognized compensation costs related to non-vested stock options and share unit awards				$ 28,000,000		$ 19,100,000
Recognition period of unrecognized compensation costs				1 year 10 months 24 days		1 year 9 months 18 days
Share-based compensation arrangement by share-based payment award, share unit awards vested, cash paid				4,700,000
Share-based compensation arrangement by share-based payment award, share unit awards vested				4,700,000
Common stock vesting period									3 years	1 year
Share unit award expense				1,100,000	1,200,000								5,500,000	3,500,000	1,500,000
Dividend paid	195,900,000	342,800,000	200,000,000										538,705,000	200,000,000
Cash payment to stock option holders in lieu of reduction in exercise prices						11,300,000	700,000						11,295,000	732,000
Additional compensation expense						0
Number of common stock authorizing for issuance												18,600,000
Percentage of share unit awards generally vest						50.00%
Percentage of predetermined financial-based targets						50.00%
Company granted options and share unit				750,000					366,000				713,000			5,000
Number of shares available for future grants											18,600,000
Shares Award issued date						2011-01
Shares Award vested date						2014-01
Plan effective date											Oct. 24, 2013
Liability recorded for share unit awards								10,600,000
Intrinsic value of options exercised				5,483,000									2,200,000	4,200,000	5,600,000		300,000
Weighted Average Remaining Contractual Life						5 years 7 months 6 days
Option granted						0
Company issued common stock valued																	$ 100,000